SCHEDULE OF CURRENT AND NON-CURRENT PROVISIONS (Details) - AUD ($)		Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Current provisions		$ 464,770	$ 432,933
Non-current provisions		8,860	1,927
Provisions		473,630	434,860
Annual Leave Provision [Member]
IfrsStatementLineItems [Line Items]
Current provisions		171,398	152,239
Long Service Leave Provision [Member]
IfrsStatementLineItems [Line Items]
Current provisions		201,782	189,104
Non-current provisions		8,860	1,927
Make Good Provision [Member]
IfrsStatementLineItems [Line Items]
Current provisions	[1]	91,590	91,590
Non-current provisions	[1]

[1]	Make good provision